GOODWILL	12 Months Ended
Sep. 30, 2014
GOODWILL
8.	GOODWILL

Goodwill was comprised of the following:

	Years ended September 30
	2013			2014
	Online education service	Start-up training service	Total	Online education service	Start-up training service	Total
	US$	US$	US$	US$	US$	US$

Gross amount
Beginning balance	5,726	1,785	7,511	5,880	1,831	7,711
Exchange difference	154	46	200	(17)	(5)	(22)

Ending balance	5,880	1,831	7,711	5,863	1,826	7,689

Accumulated impairment loss	—	—	—	—	—	—

Goodwill, net	5,880	1,831	7,711	5,863	1,826	7,689

The Group tested its goodwill for impairment at the following reporting units level.

Online education service - This reporting unit provides online education services to its customers located in the PRC and Hong Kong. It includes all the subsidiaries, the VIE and VIE’s subsidiaries of the Group except for Zhengbao Yucai. The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit.

Start-up training service - This reporting unit provides start-up training services to the Group’s customers located the PRC. It includes Zhengbao Yucai. The goodwill arising from the acquisitions of Zhengbao Yucai is fully allocated to this reporting unit.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group did not record any impairment of goodwill on online education service and start-up training service for the years ended September 30, 2012, 2013 and 2014.